Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Former directors (Details) - Retired executive directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Remuneration of key personnel
Cash paid, deferred	€ 612	€ 663
Deferred conditional variable renumeration 2015
Remuneration of key personnel
Number of shares delivered (in shares)	60,847	60,847
Deferred conditional variable renumeration 2015 | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	60,847	121,694
Performance shares plan 2015
Remuneration of key personnel
Number of shares delivered (in shares)	0	129,612
Deferred conditional variable remuneration plan and linked to objectives 2016
Remuneration of key personnel
Number of shares delivered (in shares)	32,751	42,924
Deferred conditional variable remuneration plan and linked to objectives 2016 | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	65,502	98,253
Deferred conditional variable remuneration plan and linked to objectives 2017
Remuneration of key personnel
Number of shares delivered (in shares)	35,132	35,132
Deferred conditional variable remuneration plan and linked to objectives 2017 | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	47,956	140,531